Staff costs (Tables)	12 Months Ended
Dec. 31, 2021
Average headcount and number of offices
Schedule of detail of staff costs
The detail of Staff costs is as follows:

EUR million
	2021	2020	2019
Wages and salaries	8,466	8,070	8,987
Social Security costs	1,323	1,277	1,426
Additions to provisions for defined benefit pension plans (note 25)	73	76	72
Contributions to defined contribution pension funds	286	283	292
Other Staff costs	1,068	1,077	1,364
	11,216	10,783	12,141

Schedule of average number of employees
The average number of employees in the Group and Banco Santander, S.A., by professional category, was as follows:

Average number of employees
	2021	2020	2019
Banco Santander, S.A.	24,512	27,503	30,009
Executive directors and Senior management	19	21	20
Other line personnel	23,343	26,527	29,147
Branches abroad	1,150	955	842

Rest of Spain	10,348	8,878	8,269
Santander UK plc	15,463	16,790	17,961
Santander Brasil	46,269	44,554	47,253
Other companies*	95,913	96,166	97,622
	192,505	193,891	201,114
*    Does not include staff affected by discontinued operations.

Schedule of functional breakdown of final employment by gender
The functional breakdown (final employment), by gender, at 31 December 2021 is as follows:

FUNCTIONAL BREAKDOWN BY GENDER
	Senior executives		Other executives		Other personnel
	Men	Women	Men	Women	Men	Women
Europe	1,039	390	6,865	3,926	29,934	37,773
North America	223	60	1,181	583	18,299	23,226
South America	318	115	2,955	1,934	29,137	39,112
	1,580	565	11,001	6,443	77,370	100,111
The same information, expressed in percentage terms at 31 December 2021 is as follows:

Functional breakdown by gender
	Senior executives		Other executives		Other personnel
	Men	Women	Men	Women	Men	Women
Europe	73%	27%	64%	36%	44%	56%
North America	79%	21%	67%	33%	44%	56%
South America	73%	27%	60%	40%	43%	57%
	74%	26%	63%	37%	44%	56%

Schedule of number of employees with disabilities
The number of employees in the Group with disabilities, distributed by professional categories, at 31 December 2021, is as follows:

Number of employees*
2021
Senior management	10
Management	115
Collaborators	3,578
3,703
*    An employee with disabilities is considered to be a person who is recognised by the State or the company in each jurisdiction where the Group operates and that entitles them to receive direct monetary assistance, or other types of aid such as, for example, reduction of their taxes. In the case of Spain, employees with disabilities have been considered to be those with a degree of disabilities greater than or equal to 33%.

Schedule of deferred variable remuneration systems
The main share-based payments granted by the Group in force at 31 December, 2021, 2020 and 2019 are described below.
i. Bank
The variable remuneration policy for the Bank’s executive directors and certain executive personnel of the Bank and of other Group companies includes Bank share-based payments, the implementation of which requires, in conformity with the law and the Bank’s Bylaws, specific resolutions to be adopted by the general meeting.
Were it necessary or advisable for legal, regulatory or other similar reasons, the delivery mechanisms described below may be adapted in specific cases without altering the maximum number of shares linked to the plan or the essential conditions to which the delivery thereof is subject.
These adaptations may involve replacing the delivery of shares with the delivery of cash amounts of an equal value.
The plans that include share-based payments are as follows: (i) Deferred and Conditional Variable Remuneration Plan; (ii) Deferred Multiyear Objectives Variable Remuneration Plan; (iii) Digital Transformation Award. The characteristics of the plans are set forth below:

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation Base
(i) Deferred and conditional variable remuneration plan (2015, 2016, 2017, 2018, 2019, 2020 and 2021)
The purpose of these cycles is to defer a portion of the variable remuneration of the beneficiaries over a period of three years for the sixth cycles, and over three or five years for the fifth, seventh, eighth, ninth, tenth and eleventh cycles, for it to be paid, where appropriate, in cash and in Santander shares; the other portion of the variable remuneration is also to be paid in cash and Santander shares, upon commencement of the cycles, in accordance with the rules set forth below.

Beneficiaries:
•Executive directors and certain executives (including senior management) and employees who assume risk, who perform control functions or receive an overall remuneration which puts them on the same remuneration level as senior executives and employees who assume risks (fifth cycle)

•In the case of the sixth, seventh, eighth, ninth, tenth and eleventh cycle, the beneficiaries are Material Risk Takers (Identified staff) that are not beneficiaries of the Deferred Multiyear Objectives Variable Remuneration Plan.

For the fifth and sixth cycles (2015 to 2016), the accrual of deferred compensation is conditioned, in addition to the requirement that the beneficiary remains in the Group's employ, with the exceptions included in the plan regulations upon none of the following circumstances existing during the period prior to each of the deliveries, pursuant to the provisions set forth in each case in the plan regulations:
i.Poor financial performance of the Group.
ii. breach by the beneficiary of internal regulations, including, in particular, those relating to risks.
iii.material restatement of the Group's consolidated financial statements, except when it is required pursuant to a change in accounting standards.
iv.Significant changes in the Group’s economic capital or risk profile
In the case of the seventh, eighth, ninth, tenth and eleventh cycles (2017 to 2021), the accrual of deferred compensation is conditioned, in addition to the permanence of the beneficiary in the Group, with the exceptions contained in the plan's regulations, to no assumptions in which there is a poor performance of the entity as a whole or of a specific division or area of the entity or of the exposures generated by the personnel, and at least the following factors must be considered:
v.significant failures in risk management committed by the entity , or by a business unit or risk control unit.
vi.the increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures.
vii.Regulatory sanctions or judicial sentences for events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity.
viii.Irregular behaviours, whether individual or collective, considering in particular the negative effects derived from the marketing of inappropriate products and the responsibilities of the persons or bodies that made those decisions.

Fifth cycles (2015):
•Executive directors and members of the Identified Staff with total variable remuneration higher than 2.6 million euros: 40% paid immediately and 60% deferred over3 years (fourth cycle) or 5 years (fifth cycle).
•Division managers, country heads, other executives of the Group with a similar profile and members of the Identified Staff with total variable remuneration between 1.7 million euros (1.8 million in fourth cycle) and 2.6 million euros: 50% paid immediately and 50% deferred over 3 years(fourth cycle) or 5 years (fifth cycle)
•Other beneficiaries: 60% paid immediately and 40% deferred over 3 years.

Sixth cycle (2016):
•60% of bonus will be paid immediately and 40% deferred over a three years period.

Seventh, eighth, ninth, tenth and eleventh cycle (2017, 2018, 2019, 2020 and 2021):
•Beneficiaries of these plans with target total variable remuneration higher or equal to 2.7 million euros: 40% paid immediately and 60% deferred over 5 years
•Beneficiaries of these plans with target total variable remuneration between 1.7 million euros and 2.7 million euros: 50% paid immediately and 50%paid over 5 years
•Other beneficiaries of these plans: 60% paid immediately and 40% deferred over 3 years.

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation Base
(ii)Deferred Multiyear Objectives Variable Remuneration Plan (2016, 2017, 2018, 2019, 2020 and 2021)
The aim is simplifying the remuneration structure, improving the ex ante risk adjustment and increasing the impact of the long-term objectives on the Group’s most relevant roles. The purpose of these cycles is to defer a portion of the variable remuneration of the beneficiaries over a period of three or five years, for it to be paid, where appropriate, in cash and in Santander shares; the other portion of the variable remuneration is also to be paid in cash and Santander shares, upon commencement of the cycles, in accordance with the rules set forth below. The accrual of the last third of the deferral (in the case of 3 years deferral) of the last three fifths (in the case of 5 years deferral) is also subject to long-term objectives.

Beneficiaries
Executive directors, senior managers and certain executives of the Group’s first lines of responsibility.

In 2016 the accrual is conditioned, in addition to the permanence of the beneficiary in the Group, with the exceptions contained in the plan’s regulations that none of The following circumstances during the period prior to each of the deliveries in the terms set forth in each case in the plan’s regulations:
i.Poor performance of the Group.
ii.breach by the beneficiary of the internal regulations, including in particular that relating to risks.
iii.material restatement of the Group’s consolidated financial statements, except when appropriate under a change in accounting regulations.
iv.Significant changes in the Group’s economic capital or risk profile.
In 2017, 2018, 2019, 2020 and 2021 the accrual is conditioned, in addition to the beneficiary permanence in the Group, with the exceptions contained in the plan’s regulations, to the non-occurrence of instances of poor financial performance from the entity as a whole or of a specific division or area thereof or of the exposures generated by the personnel, at least the following factors must be considered:
v.Significant failures in risk management committed by the entity, or by a business unit or risk control unit.
vi.the increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures.
vii.Regulatory sanctions or court rulings for events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity.
viii.Irregular behaviours, whether individual or collective, considering in particular negative effects derived from the marketing of inappropriate products and responsibilities of persons or bodies that made those decisions.
Paid half in cash and half in shares.
The maximum number of shares to be delivered is calculated by taking into account the weighted average daily volume of weighted average prices for the fifteen trading sessions prior to the previous Friday (excluding) on the date on which the board decides the bonus for the Executive directors of the Bank.

First cycle (2016):
•Executive directors and members of the Identified Staff with total variable remuneration higher than or equal to 2.7 million euros: 40% paid immediately and 60% deferred over a 5 years period.
•Senior managers, country heads of countries representing at least 1% of the Group´s capital and other members of the identified staff whose total variable remuneration is between 1.7 million and 2.7 million euros: 50% paid immediately and 50% deferred over a 5 years period.
•Other beneficiaries: 60% paid immediately and 40% deferred over a 3 years period.

The second, third, fourth, fifth and sixth cycles (2017, 2018, 2019,2020 and 2021 respectively) are under the aforementioned deferral rules, except that the variable remuneration considered is the target for each executive and not the actual award.

In 2016 the metrics for the deferred portion subject to long-term objectives (last third or last three fifths, respectively, for the cases of three years and five years deferrals) are:
•Earnings per share (EPS) growth in 2018 over 2015.
•Relative Total Shareholder Return (TSR) in the 2016-2018 period measured against a group of credit institutions.
•Compliance with the fully-loaded common equity tier 1 (“CET1”) ratio target for financial year 2018.
•Compliance with Santander Group’s underlying return on risk-weighted assets (“RoRWA”) growth target for financial year 2018 compared to financial year 2015.

In the second, third, fourth fifth and sixth cycle (2017, 2018, 2019, 2020 and 2021) the metrics for the deferred portion subject to long-term objectives (last third or last three fifths, respectively, for the cases of three years and five years deferrals) are:
•EPS growth in 2019, 2020, 2021, 2022 and 2023 (over 2016, 2017, 2018, 2019 and 2020, for each respective cycle)
•Relative Total Shareholder Return (TSR) measured against a group of 17 credit institutions (second and third cycles) in the periods 2017-2019 and 2018-2019, respectively, and against a group of 9 entities (fourth, fifth and sixth cycle) for the 2019-2021, 2020-2022 and 2010-2023 period.
•Compliance with the fully-loaded common equity tier 1 (“CET1”) ratio target for financial years 2019, 2020, 2021,2022 and 2023, respectively.

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation Base
(iii) Digital Transformation Award (2019, 2020 and 2021)
The 2019, 2020 and 2021 Digital Transformation Incentive (the “Digital Incentive”) is a variable remuneration system that includes the delivery of Santander shares and share options.

The aim of the Digital Incentive is to attract and retain the critical skill sets to support and accelerate the digital transformation of the Group. By means of this program, the Group offers a remuneration element which is competitive with the remuneration systems offered by other market operators who also compete for digital talent.

The number of beneficiaries is limited to a maximum of 250 employees and the total amount of the incentive is limited to 30 million euros.

The funding of this incentive is subject to meeting important milestones that are aligned with the Group´s digital roadmap and have been approved by the board of directors, taking into account the digitalization strategy of the Group, with the aim of becoming the best open, responsible global financial services platform.

Performance of incentive shall be measured based on achievement of the following milestones:
1.Launch of a Global Trade Services (GTS) platform.
2.Launch of a Global Merchant Services (GMS) platform.
3.Migration of our fully digital bank, OpenBank, to a "next generation" platform and launch in 3 markets.
4.Extension of SuperDigital in Brazil to at least one other country.
5.Launch of our international payments app based on blockchain Pago FX to non-Santander customers.

The milestones for the 2020 Digital Transformation Award were: (i) rolling out the global merchant services (GMS) platform in 3 new geographies, enhancing the platform functionality and achieving volume targets for transactions and participating merchants; (ii) doing the commercial rollout of the global trade services (GTS) platform in 8 new geographies, enhancing platform functionality, and achieving volume targets for on-boarded clients and monthly active users; (iii) launching OpenBank in a new market and migrating the retail banking infrastructure to “new-mode” bank; (iv) launch the global platform SuperDigital in at least 4 countries, driving target active user growth; (v) deploying machine learning across pre-defined markets for 4 priority use cases, rolling out Conversion Rate Optimization (Digital marketing) for at least 40 sales programs, delivering profit targets, and driving reduction of agent handled calls in contact centers; (vi) successfully implementing initiatives related to on-board and identity services, common API (application programming interface) layer, payment hubs, mobile app for SMEs and virtual assistant services; and (vii) launching the PagoFX global platform in at least 4 countries.

The milestones for 2021 are: (i)in relation to Pago Nxt Consumer payment platform: implementation of Superdigital platform in seven countries, acquisition of over 1.5 million active customer base and accelerating growth through B2B (business to business) and B2B2C (business to business to customer) partnerships, acquiring more than 50% of the new customers through these channels, which are more cost-effective; (ii)in relation to Digital Consumer Bank: launching online API for checkout lending in the European Union and completion of controllable items for Openbank launch in USA; (iii)in relation to One Santander strategy: implementation in Europe of One Common Mobile Experience and, specifically, implementation of Europe ONE app for individual customers in at least three of the four countries by December 2021; and be among the three-top rated entities in terms of Mobile NetPromoter Score (Mobile NPS) in at least two of the four countries by December 2021; (iv) In relation to cloud adoption: host 75% of migratable virtual machines on cloud technology (either public cloud or OHE) by December 2021. For these purposes, mainframes, physical servers and servers with non-x86 operating systems will be considered non-migratable.

The Digital Incentive is structured 50% in Santander shares and 50% in options over Santander shares, taking into account the fair value of the option at the moment in which they are granted. For Material Risk Takers subject to five years deferrals, the Digital Incentive (shares and options over shares) shall be delivered in thirds, on the third, fourth and fifth anniversary from their granting. For Material Risk Takers subject to three years deferrals and employees not subject to deferrals, delivery shall be done on the third anniversary from their granting.

Any delivery of shares, either directly or via exercise of options overs shares, will be subject generally to the Group’s general malus & clawback provisions as described in the Group’s remuneration policy and to the continuity of the beneficiary within the Santander Group. In this regard, the board may define specific rules for non-Identified Staff.

Vested share options can be exercised until maturity, with all options lapsing after ten years (for granting the 2019 incentive) and eight years (for granting the 2020 and 2021 incentive).

The total achievement for 2021 Digital Incentive was 77.5% (85% en 2020 and 83% en 2019).

Schedule of options activity
The long-term incentive plans on shares of the Bank granted by management of Santander UK plc to its employees are as follows:

	Number of shares (in thousand)	Exercise price in pounds sterling*	Year granted	Employee group	Number of persons**	Date of commencement of exercise period	Date of expiry of exercise period
Plans outstanding at 01/01/2019	26.838
Options granted (sharesave)	9,594	2.83	2019	Employees	5,606	01/11/19	01/11/22
						01/11/19	01/11/24
Options exercised	(7,978)	2.83
Options cancelled (net) or not exercised	(5,081)	3.42
Plans outstanding at 31/12/2019	23,373
Options granted (sharesave)	11,642	1.65	2020	Employees	5,012	01/11/20	01/11/23
						01/11/20	01/11/25
Options exercised	(860)	2.75
Options cancelled (net) or not exercised	(12,993)	2.96
Plans outstanding at 31/12/2020	21,162
Options granted (sharesave)	9,414	2.43	2021	Employees	4,142	11/01/21	11/01/24
						11/01/21	11/01/26
Options exercised	(48)	1.86
Options cancelled (net) or not exercised	(4,592)	2.95
Plans outstanding at 31/12/2021	25,936
*At 31 December, 2021, 2020 and 2019, the euro/pound sterling exchange rate was EUR 1.1904 GBP 1, EUR 1.1168 GBP 1; EUR 1.1754 GBP 1, respectively.
**Number of accounts/contracts. A single employee may have more than one account/contract.